Capital Management - Summary of Movements in Retained Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Retained Earnings [Line Items]
Retained earnings, Beginning balance	$ 31,749	$ 18,460	$ 12,858
Comprehensive income for the period	77,955	28,224	15,629
Transaction between shareholders		163
Distribution of retained earnings		(15,000)	(10,000)
Retained earnings, Ending balance	109,867	31,749	18,460
Retained Earnings
Disclosure Of Retained Earnings [Line Items]
Comprehensive income for the period	$ 78,118	28,126	15,602
Transaction between shareholders		163
Distribution of retained earnings		$ (15,000)	$ (10,000)